Revenue - Summary of Deferred Revenue Included In Accrued Liabilities on the Combined Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Sep. 26, 2021	Dec. 31, 2020
Contract with Customer, Liability [Abstract]
Balance, beginning of period	$ 1,644	$ 1,791	$ 149	$ 0
Balance, end of period	$ 221	$ 1,644	$ 1,791	$ 149